Property and equipment	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Property and equipment
11. Property and equipment
The changes in the carrying value of property and equipment for the year ended March 31, 2024 are as follows:

Gross carrying value	Building	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2023	$9,289	$87,222	$80,586	$817	$72,995	$250,909
Additions	—	11,086	18,706	310	20,835	50,937
On acquisitions (Refer Note 4(a))	—	4	(72)	—	(40)	(108)
Disposals/retirements	—	(6,621)	(3,152)	(97)	(2,571)	(12,441)
Translation adjustments	(53)	(1,214)	(1,668)	(18)	(1,811)	(4,764)

Balance as at March 31, 2024	$9,236	$90,477	$94,400	$1,012	$89,408	$284,533

Accumulated depreciation
Balance as at April 1, 2023	$6,603	$69,089	$67,938	$744	$60,063	$204,437
Depreciation	463	11,068	6,169	58	7,290	25,048
Disposals/retirements	—	(6,449)	(3,025)	(57)	(2,575)	(12,106)
Translation adjustments	(38)	(964)	(1,314)	(14)	(1,393)	(3,723)

Balance as at March 31, 2024	$7,028	$72,744	$69,768	$731	$63,385	$213,656

Capital work-in-progress	—	—	—	—	—	2,863

Net carrying value as at March 31, 2024	$2,208	$17,733	$24,632	$281	$26,023	$73,740

The changes in the carrying value of property and equipment for the year ended March 31, 2023 are as follows:

Gross carrying value	Building	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2022	$9,591	$87,574	$82,642	$784	$72,704	$253,295
Additions	—	10,902	6,736	—	5,738	23,376
On acquisitions (Refer Note 4(a), 4(b), 4(d))	—	517	261	104	298	1,180
Disposals/retirements	—	(5,417)	(3,265)	—	(476)	(9,158)
Translation adjustments	(302)	(6,354)	(5,788)	(71)	(5,269)	(17,784)

Balance as at March 31, 2023	$9,289	$87,222	$80,586	$817	$72,995	$250,909

Accumulated depreciation
Balance as at April 1, 2022	$6,338	$69,574	$70,966	$764	$59,469	$207,111
Depreciation	469	9,915	5,246	46	5,611	21,287
Disposals/retirements	—	(5,322)	(3,252)	—	(476)	(9,050)
Translation adjustments	(204)	(5,078)	(5,022)	(66)	(4,541)	(14,911)

Balance as at March 31, 2023	$6,603	$69,089	$67,938	$744	$60,063	$204,437

Capital work-in-progress	—	—	—	—	—	15,965

Net carrying value as at March 31, 2023	$2,686	$18,133	$12,648	$73	$12,932	$62,437